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                                                     March 5, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:     Office of Filings, Information & Consumer Services

         Re: ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust") File Nos. 33-68666 and 811-08004

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the (i) Class N Shares - Domestic Funds Prospectus (including ABN AMRO Select Small Cap
Fund); (ii) Class N Shares - International Funds Prospectus; (iii) Institutional Money Market Funds - Class I Shares Prospectus; (iv) Money Market Funds - Class S Shares Prospectus; (v) Class C Shares Prospectus; (vi) Class R Shares Prospectus; and (vii) Statement of Additional Information (including ABN AMRO International Equity Fund and ABN AMRO Select Small Cap
Fund), each dated March 1, 2004, do not differ from those contained in Post-Effective Amendment No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 27, 2004 (Accession No. 0000950137-04-001316).

         Any comments on this filing should be directed to Gail A. Hanson at
(617) 338-4057 or the undersigned at (617) 338-4465.


                                           Sincerely,

                                           /s/ David M. Whitaker

                                           David M. Whitaker




cc:  Gerald Dillenburg
     Gail Hanson, Esq.
     Cathy O'Kelly, Esq.



99 High Street, 27th Floor
Boston, MA  02110